Loan Portfolio and Allowance for Credit Losses, Risk Category of Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Risk Profile, Segregated by Class [Abstract]
Total loans		$ 4,733,201
Total loans, net			$ 4,438,779
Current-period Gross writeoffs		152	430	$ 661
Impaired loans included in classified loans			226
New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	[1]	3,219,914
Total loans, net	[1]		3,132,378
Current-period Gross writeoffs	[1]	151	427	627
Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans		1,513,287
Total loans, net			1,306,401
Current-period Gross writeoffs		1	3	34
Commercial [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans		231,011
Total loans, net			200,200
Current-period Gross writeoffs		40	30	36
Commercial [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net	[1]		177,952
Current-period Gross writeoffs	[1]	40	30	36
Commercial [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net			22,248
Current-period Gross writeoffs		0	0	0
Commercial [Member] | Pass [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net			197,934
Commercial [Member] | Pass [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net	[1]		176,226
Commercial [Member] | Pass [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net			21,708
Commercial [Member] | Classified [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net			2,266
Commercial [Member] | Classified [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net	[1]		1,726
Commercial [Member] | Classified [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net			540
Commercial [Member] | Commercial Real Estate [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		79,430
2021		29,991
2020		18,883
2019		22,790
2018		16,969
Prior		33,837
Revolving Loans Amortized Cost Basis		8,022
Revolving Loan Converted to Term		0
Total loans		209,922
Total loans, net			168,716
2022		0
2021		0
2020		0
2019		0
2018		0
Prior		40
Revolving Loans Amortized Cost Basis Writeoffs		0
Revolving Loan Converted to Term Writeoffs		0
Current-period Gross writeoffs		40
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	[1]	177,371
Total loans, net	[1]		147,063
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans		32,551
Total loans, net			21,653
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		79,430
2021		29,991
2020		18,708
2019		22,790
2018		16,598
Prior		32,666
Revolving Loans Amortized Cost Basis		8,022
Revolving Loan Converted to Term		0
Total loans		208,205
Total loans, net			166,613
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net	[1]		145,500
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net			21,113
Commercial [Member] | Commercial Real Estate [Member] | Special Mention [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		0
2021		0
2020		62
2019		0
2018		243
Prior		0
Revolving Loans Amortized Cost Basis		0
Revolving Loan Converted to Term		0
Total loans		305
Commercial [Member] | Commercial Real Estate [Member] | Substandard [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		0
2021		0
2020		113
2019		0
2018		128
Prior		1,171
Revolving Loans Amortized Cost Basis		0
Revolving Loan Converted to Term		0
Total loans		1,412
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net			2,103
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net	[1]		1,563
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net			540
Commercial [Member] | Other [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		2,972
2021		3,187
2020		2,273
2019		590
2018		674
Prior		2,446
Revolving Loans Amortized Cost Basis		8,947
Revolving Loan Converted to Term		0
Total loans		21,089
Total loans, net			31,484
2022		0
2021		0
2020		0
2019		0
2018		0
Prior		0
Revolving Loans Amortized Cost Basis Writeoffs		0
Revolving Loan Converted to Term Writeoffs		0
Current-period Gross writeoffs		0
Commercial [Member] | Other [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	[1]	20,221
Total loans, net	[1]		30,889
Commercial [Member] | Other [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans		868
Total loans, net			595
Commercial [Member] | Other [Member] | Pass [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		2,972
2021		2,848
2020		2,273
2019		590
2018		674
Prior		2,348
Revolving Loans Amortized Cost Basis		8,908
Revolving Loan Converted to Term		0
Total loans		20,613
Total loans, net			31,321
Commercial [Member] | Other [Member] | Pass [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net	[1]		30,726
Commercial [Member] | Other [Member] | Pass [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net			595
Commercial [Member] | Other [Member] | Special Mention [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		0
2021		0
2020		0
2019		0
2018		0
Prior		0
Revolving Loans Amortized Cost Basis		39
Revolving Loan Converted to Term		0
Total loans		39
Commercial [Member] | Other [Member] | Substandard [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		0
2021		339
2020		0
2019		0
2018		0
Prior		98
Revolving Loans Amortized Cost Basis		0
Revolving Loan Converted to Term		0
Total loans		437
Commercial [Member] | Other [Member] | Classified [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net			163
Commercial [Member] | Other [Member] | Classified [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net	[1]		163
Commercial [Member] | Other [Member] | Classified [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans, net			0
Real Estate Mortgage - 1 to 4 Family [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans		4,489,883
Total loans, net			4,229,163
Current-period Gross writeoffs		24	340	404
Real Estate Mortgage - 1 to 4 Family [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Current-period Gross writeoffs	[1]	24	339	404
Real Estate Mortgage - 1 to 4 Family [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Current-period Gross writeoffs		0	1	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		557,981
2021		934,250
2020		784,592
2019		368,981
2018		258,277
Prior		1,241,349
Revolving Loans Amortized Cost Basis		1,472
Revolving Loan Converted to Term		0
Total loans		4,146,902
Total loans, net			3,936,302
2022		0
2021		0
2020		0
2019		0
2018		0
Prior		5
Revolving Loans Amortized Cost Basis Writeoffs		0
Revolving Loan Converted to Term Writeoffs		0
Current-period Gross writeoffs		5
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	[1]	2,776,989
Total loans, net	[1]		2,723,734
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans		1,369,913
Total loans, net			1,212,568
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Performing [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		557,981
2021		933,754
2020		784,511
2019		368,137
2018		257,926
Prior		1,228,776
Revolving Loans Amortized Cost Basis		1,472
Revolving Loan Converted to Term		0
Total loans		4,132,557
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Nonperforming [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		0
2021		496
2020		81
2019		844
2018		351
Prior		12,573
Revolving Loans Amortized Cost Basis		0
Revolving Loan Converted to Term		0
Total loans		14,345
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		6,863
2021		9,124
2020		6,322
2019		7,588
2018		5,306
Prior		21,346
Revolving Loans Amortized Cost Basis		0
Revolving Loan Converted to Term		0
Total loans		56,549
Total loans, net			61,885
2022		0
2021		0
2020		0
2019		0
2018		0
Prior		0
Revolving Loans Amortized Cost Basis Writeoffs		0
Revolving Loan Converted to Term Writeoffs		0
Current-period Gross writeoffs		0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	[1]	43,999
Total loans, net	[1]		48,190
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans		12,550
Total loans, net			13,695
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Performing [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		6,863
2021		9,124
2020		6,322
2019		7,588
2018		5,240
Prior		21,217
Revolving Loans Amortized Cost Basis		0
Revolving Loan Converted to Term		0
Total loans		56,354
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Nonperforming [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		0
2021		0
2020		0
2019		0
2018		66
Prior		129
Revolving Loans Amortized Cost Basis		0
Revolving Loan Converted to Term		0
Total loans		195
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		1,369
2021		1,253
2020		740
2019		52
2018		100
Prior		20,488
Revolving Loans Amortized Cost Basis		262,430
Revolving Loan Converted to Term		0
Total loans		286,432
Total loans, net			230,976
2022		0
2021		0
2020		0
2019		0
2018		0
Prior		19
Revolving Loans Amortized Cost Basis Writeoffs		0
Revolving Loan Converted to Term Writeoffs		0
Current-period Gross writeoffs		19
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	[1]	191,926
Total loans, net	[1]		175,134
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans		94,506
Total loans, net			55,842
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Performing [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		1,369
2021		1,246
2020		740
2019		52
2018		100
Prior		18,377
Revolving Loans Amortized Cost Basis		262,244
Revolving Loan Converted to Term		0
Total loans		284,128
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Nonperforming [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		0
2021		7
2020		0
2019		0
2018		0
Prior		2,111
Revolving Loans Amortized Cost Basis		186
Revolving Loan Converted to Term		0
Total loans		2,304
Installment [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		6,405
2021		2,512
2020		805
2019		774
2018		374
Prior		309
Revolving Loans Amortized Cost Basis		1,128
Revolving Loan Converted to Term		0
Total loans		12,307
Total loans, net			9,416
2022		1
2021		47
2020		22
2019		7
2018		2
Prior		9
Revolving Loans Amortized Cost Basis Writeoffs		0
Revolving Loan Converted to Term Writeoffs		0
Current-period Gross writeoffs		88	60	221
Installment [Member] | New York and Other States [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	[1]	9,408
Total loans, net	[1]		7,368
Current-period Gross writeoffs	[1]	87	58	187
Installment [Member] | Florida [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans		2,899
Total loans, net			2,048
Current-period Gross writeoffs		1	$ 2	$ 34
Installment [Member] | Performing [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		6,385
2021		2,495
2020		805
2019		709
2018		374
Prior		308
Revolving Loans Amortized Cost Basis		1,125
Revolving Loan Converted to Term		0
Total loans		12,201
Installment [Member] | Nonperforming [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2022		20
2021		17
2020		0
2019		65
2018		0
Prior		1
Revolving Loans Amortized Cost Basis		3
Revolving Loan Converted to Term		0
Total loans		$ 106

[1]	Includes New York, New Jersey, Vermont and Massachusetts.